Inventories - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period			$ 32,129
Cost of revenue	$ (14,895)	$ (21,141)	(32,604)	$ (37,483)
Inventory write-down			575
Reversal of inventory write-down			$ 159